Goodwill - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2022 CNY (¥) Segment	Feb. 28, 2022 USD ($) Segment	Feb. 28, 2021 CNY (¥) Segment	Feb. 29, 2020 CNY (¥)	Feb. 28, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Number of reporting units | Segment	1	1	1
Goodwill impairment charges	¥ 42,307	$ 6,707	¥ 0	¥ 114,612
Goodwill | ¥	¥ 157,476		152,136
Accumulated impairment loss			¥ 115,169		$ 24,963